Risk Management Activities (Details) (USD $) In Thousands	Jun. 30, 2010
Summary of Fair Value of Derivative Instruments
Total derivatives designated as hedging instruments	$ 9,044
Derivative not designated as a hedging instrument - cross-currency swap	2,182
Total Derivatives	11,226
Cross-currency swap [Member]
Summary of Fair Value of Derivative Instruments
Cross-currency swap	8,728
Interest rate swap [Member]
Summary of Fair Value of Derivative Instruments
Interest rate swap	$ 316